Shareholder Report, Line Graph (Details) 74200177500_Franklin California Municipal Income ETF_Class C_TSR Annual {Class C} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	$ 11,830	$ 10,454	$ 10,197	$ 11,938	$ 11,593	$ 11,297	$ 10,465	$ 10,479	$ 10,533	$ 10,000	$ 11,782
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	$ 12,428	$ 11,260	$ 10,968	$ 12,393	$ 12,076	$ 11,601	$ 10,687	$ 10,650	$ 10,558	$ 10,000	$ 12,601